S000010789 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	146 Months Ended	307 Months Ended	338 Months Ended	447 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA US Convertible Index (reflects no deductions for fees, expenses, taxes or, for periods prior to July 2022, transaction costs)
Prospectus [Line Items]
Average Annual Return, Percent		11.14%	9.66%	9.07%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Columbia Convertible Securities Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		9.78%	8.96%	9.06%
Performance Inception Date						Nov. 08, 2012
Columbia Convertible Securities Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		9.90%	9.02%	9.12%
Performance Inception Date					Oct. 01, 2014
Columbia Convertible Securities Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	8.66%	8.73%
Performance Inception Date	Oct. 02, 2024
Columbia Convertible Securities Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	7.36%	8.08%
Performance Inception Date									Sep. 25, 1987
Columbia Convertible Securities Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	4.80%	5.91%
Performance Inception Date									Sep. 25, 1987
Columbia Convertible Securities Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.94%	5.21%	5.81%
Performance Inception Date									Sep. 25, 1987
Columbia Convertible Securities Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.68%	7.83%	7.91%
Performance Inception Date								Oct. 21, 1996
Columbia Convertible Securities Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		9.81%	8.92%	9.00%
Performance Inception Date							May 21, 1999